UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04264

Name of Fund:    BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust

Fund Address:     100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2014

Date of reporting period: 08/31/2013

Item 1 – Schedule of Investments

Schedule of Investments August 31, 2013 (Unaudited)	BlackRock California Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 83.5%
County/City/Special District/School District — 33.1%
Centinela Valley Union High School District, GO, Election of 2010, Series A, 5.75%, 8/01/36	$1,665	$1,739,126
Chabot-Las Positas Community College District, GO, Refunding, Alameda and Contra Costa Counties, 5.00%, 8/01/32	20,000	20,375,200
Chaffey Community College District, GO, Election of 2002, Series D, 5.00%, 6/01/37	6,145	6,253,521
Chaffey Joint Union High School District, GO, Election of 2012, Series A:
5.00%, 8/01/32	3,820	3,946,595
5.00%, 8/01/37	6,420	6,545,511
City of Los Angeles California, COP, Senior, Sonnenblick Del Rio West Los Angeles (AMBAC), 6.20%, 11/01/31	4,000	4,013,400
City of Martinez California, GO, Election of 2008, Series A, 5.88%, 2/01/39	6,035	6,582,797
City of San Jose California Hotel Tax, RB, Convention Center Expansion & Renovation Project, 6.50%, 5/01/42	2,395	2,653,468
Clovis Unified School District, GO, CAB, Election of 2012, Series A (a):
5.71%, 8/01/32	6,060	2,088,700
5.75%, 8/01/33	5,420	1,752,232
5.80%, 8/01/34	8,280	2,503,706
5.82%, 8/01/35	8,000	2,274,880
Coast Community College District, GO, Refunding, Election of 2012, Series A, 5.00%, 8/01/38	9,545	9,724,064
County of Orange California Sanitation District, COP:
Series A, 5.00%, 2/01/39	2,760	2,807,831
Series B (AGM), 5.00%, 2/01/37	8,015	8,114,386
County of Orange California Water District, COP, Refunding, Series A, 5.00%, 8/15/32	3,005	3,124,930
County of Santa Clara California Financing Authority, Refunding LRB, Series L, 5.25%, 5/15/36	10,100	10,467,640
County of Ventura California, COP, Refunding, Public Financing Authority III, 5.75%, 8/15/29	1,000	1,079,470
El Camino Community College District, GO, Election of 2002, Series C, 5.00%, 8/01/37	6,185	6,314,143
Grossmont Healthcare District, GO, Election of 2006, Series B:
6.00%, 7/15/34	2,580	2,857,505
6.13%, 7/15/40	3,045	3,366,156
Kern High School District, GO, Refunding, 5.00%, 8/01/33	6,085	6,252,216
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 8/01/39	5,290	5,504,298
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 8/01/33	6,225	7,104,219
Los Rios Community College District, GO, Election of 2008, Series B, 5.00%, 8/01/32	3,500	3,582,355
Millbrae School District, GO:
Election of 2011, 5.00%, 7/01/42	3,570	3,607,878
Series B-2, 6.00%, 7/01/41	2,585	2,833,134
Milpitas Unified School District, GO, Series A, 5.00%, 8/01/37	5,250	5,325,232
Pittsburg Unified School District, GO, Election of 2006, Series B (AGM), 5.63%, 8/01/39	5,000	5,278,300
Riverside County Transportation Commission, Refunding RB, Limited Tax, Series A:
5.25%, 6/01/33	2,950	3,125,289
5.25%, 6/01/39	8,500	8,814,585
San Diego Regional Building Authority, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	5,455	5,766,644
San Francisco Bay Area Rapid Transit District, Refunding RB, Series A, 5.00%, 7/01/30	2,120	2,213,746
San Jose California Financing Authority, LRB, Convention Center Expansion & Renovation Project, Series A, 5.75%, 5/01/42	2,010	2,098,400
San Jose California Financing Authority, Refunding LRB, Convention Center Expansion & Renovation Project, Series A, 5.00%, 6/01/39	10,990	10,957,579

BLACKROCK CALIFORNIA MUNICIPAL SERIES TRUST	AUGUST 31, 2013	1

Schedule of Investments (continued)	BlackRock California Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (concluded)
San Leandro California Unified School District, GO, Election of 2010, Series A, 5.75%, 8/01/41	$5,000	$5,309,650
West Contra Costa California Unified School District, GO, Election of 2010, Series A (AGM), 5.25%, 8/01/41	4,395	4,428,754

		190,787,540
Education — 6.3%
Alum Rock Union Elementary School District, GO, Election of 2012, Series A, 6.00%, 8/01/39	1,200	1,335,588
California Educational Facilities Authority, Refunding RB:
Occidental College, Series A, 5.00%, 10/01/36	8,145	8,221,807
Pitzer College, 6.00%, 4/01/40	2,500	2,676,300
San Francisco University, 6.13%, 10/01/30	1,250	1,394,425
California Municipal Finance Authority, RB, Emerson College, 6.00%, 1/01/42	2,500	2,677,325
University of California, RB, Series O, 5.75%, 5/15/34	2,500	2,803,950
University of California, Refunding RB, Limited Project, Series G, 5.00%, 5/15/37	17,200	17,222,704

		36,332,099
Health — 8.3%
ABAG Finance Authority for Nonprofit Corps, Refunding RB, Sharp Healthcare:
6.38%, 8/01/34	5,000	5,195,850
6.25%, 8/01/39	3,010	3,264,676
California Health Facilities Financing Authority, RB:
Adventist Health System West, Series A, 5.75%, 9/01/39	5,265	5,366,509
Children’s Hospital, Series A, 5.25%, 11/01/41	5,000	4,821,600
Sutter Health, Series B, 6.00%, 8/15/42	9,680	10,646,548
California Health Facilities Financing Authority, Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/29	2,670	2,909,099
Catholic Healthcare West, Series A, 6.00%, 7/01/39	6,000	6,399,960
Providence Health & Services, Series C, 6.50%, 10/01/33	4,150	4,719,629
California Statewide Communities Development Authority, Refunding RB, Trinity Health Credit Group Composite Issue, 5.00%, 12/01/41	5,000	4,795,250

		48,119,121
State — 6.7%
California State Public Works Board, LRB:
Department of Education, Riverside Campus Project, Series B, 6.50%, 4/01/34	10,000	11,448,500
Department of General Services, Buildings 8 & 9, Series A, 6.25%, 4/01/34	2,425	2,745,852
Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/34	1,725	1,983,319
State of California, GO, Various Purposes:
6.00%, 3/01/33	4,170	4,694,169
6.00%, 4/01/38	16,000	17,696,640

		38,568,480
Transportation — 8.6%
City of Los Angeles California Department of Airports, Refunding RB, Los Angeles International Airport Series A:
Senior, AMT, 5.38%, 5/15/33	430	442,934
Senior, AMT, 5.38%, 5/15/38	325	333,180
5.00%, 5/15/34	8,600	8,732,956
City of San Jose California, Refunding ARB, Series A-1, AMT:
5.75%, 3/01/34	4,070	4,166,988
6.25%, 3/01/34	2,450	2,636,470
County of Orange California, ARB, Series B, 5.75%, 7/01/34	3,000	3,276,240
County of Sacramento California, ARB:
Senior Series B, 5.75%, 7/01/39	1,600	1,738,576

BLACKROCK CALIFORNIA MUNICIPAL SERIES TRUST	AUGUST 31, 2013	2

Schedule of Investments (continued)	BlackRock California Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
Transportation (concluded)
County of Sacramento California, ARB (concluded):
Senior Series B, AMT (AGM), 5.25%, 7/01/39	$2,500	$2,527,450
Subordinated & Passenger Facility Charges/Grant, Series C (AGC), 5.75%, 7/01/39	3,150	3,456,337
San Francisco City & County Airports Commission, ARB, Series E, 6.00%, 5/01/39	5,150	5,804,771
San Francisco City & County Airports Commission, RB, Special Facility Lease, SFO Fuel, Series A, AMT (AGM), 6.10%, 1/01/20	1,250	1,255,275
San Francisco City & County Airports Commission, Refunding RB, 2nd Series A, AMT, 5.25%, 5/01/33	1,435	1,444,629
San Joaquin County Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A:
6.00%, 3/01/36	2,905	3,189,545
5.50%, 3/01/41	10,000	10,585,100

		49,590,451
Utilities — 20.5%
City of Los Angeles California Wastewater System, Refunding RB:
Series A, 5.38%, 6/01/39	5,000	5,284,450
Sub-Series A, 5.00%, 6/01/32	7,670	7,896,112
City of Petaluma California Wastewater, Refunding RB, 6.00%, 5/01/36	5,625	6,185,869
City of San Francisco California Public Utilities Commission Water, RB, Hetch Hetchy, Sub-Series B, 5.00%, 11/01/41	8,470	8,548,601
County of Sacramento California Sanitation Districts Financing Authority, RB, Sacramento Regional County Sanitation (NPFGC), 5.00%, 12/01/36	7,770	7,795,175
Dublin-San Ramon Services District Water, Refunding RB, 5.50%, 8/01/36	4,235	4,483,044
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	5,330	5,456,694
Los Angeles Department of Water & Power, Refunding RB, Water System, Series A:
5.00%, 7/01/32	3,655	3,778,758
5.25%, 7/01/39	8,000	8,310,080
Metropolitan Water District of Southern California, RB, Authorization, Series A, 5.00%, 1/01/39	17,005	17,175,050
Metropolitan Water District of Southern California, Refunding RB, Series A, 5.00%, 10/01/35	5,000	5,226,950
San Diego Public Facilities Financing Authority Sewer, Refunding RB, Senior Series A:
5.25%, 5/15/29	4,000	4,260,520
5.25%, 5/15/34	13,000	13,415,220
5.25%, 5/15/39	1,600	1,634,032
San Diego Public Facilities Financing Authority Water, Refunding RB, Series B, 5.75%, 8/01/35	5,000	5,481,600
San Juan California Water District, COP, Series A, 6.00%, 2/01/39	5,700	6,348,831
Tuolumne Wind Project Authority, RB, Tuolumne Co. Project, Series A, 5.88%, 1/01/29	6,395	7,112,647

		118,393,633
Total Municipal Bonds — 83.5%		481,791,324

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)
California — 30.6%
County/City/Special District/School District — 13.1%
County of Orange California Water District, COP, Refunding, Series A, 5.25%, 8/15/34	12,200	12,804,388
County of Ventura California Public Financing Authority, Refunding LRB, Series A, 5.00%, 11/01/38	14,390	13,967,941
Long Beach Community College District, Refunding RB, Election of 2008, Series B, 5.00%, 8/01/39	17,355	17,032,634
Sacramento California Unified School District, GO, Election of 2002 (NPFGC), 5.00%, 7/01/30	7,000	7,217,280

BLACKROCK CALIFORNIA MUNICIPAL SERIES TRUST	AUGUST 31, 2013	3

Schedule of Investments (continued)	BlackRock California Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)	Par (000)	Value
California (continued)
County/City/Special District/School District (concluded)
San Francisco Bay Area Rapid Transit District, Refunding RB, Sales Tax, Series A (NPFGC), 5.00%, 7/01/30	$5,270	$5,497,137
San Mateo County Community College District, GO, Election of 2005, Series B, 5.00%, 9/01/38 (c)	19,000	19,244,720

		75,764,100
Education — 5.7%
California State University, Refunding RB, Systemwide, Series A (AGM), 5.00%, 11/01/32	10,000	10,135,200
University of California, Refunding RB, Limited Project, Series G:
5.00%, 5/15/37	12,881	12,897,826
5.00%, 5/15/42	10,000	9,999,200

		33,032,226
Health — 2.4%
California Health Facilities Financing Authority, RB, Sutter Health, Series A (BHAC, NPFGC), 5.00%, 11/15/42	14,413	13,897,357
Transportation — 2.0%
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior Series A, 5.00%, 5/15/40	11,708	11,503,927
Utilities — 7.4%
City of San Francisco California Public Utilities Commission Water, RB, Series B, 5.00%, 11/01/39	13,000	13,047,060
County of Sacramento California Sanitation Districts Financing Authority, RB, Sacramento Regional County Sanitation (NPFGC), 5.00%, 12/01/36	5,000	5,016,200
San Diego County Water Authority, COP, Refunding, Series A (AGM), 5.00%, 5/01/33	4,760	4,849,536
San Diego County Water Authority, COP, Series A (AGM), 5.00%, 5/01/30	7,350	7,542,423
San Diego Public Facilities Financing Authority Sewer, Refunding RB, Senior Series A, 5.25%, 5/15/39	12,108	12,365,109

		42,820,328
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 30.6%		177,017,938
Total Long-Term Investments (Cost — $674,686,784) — 114.1%		658,809,262

Short-Term Securities	Shares
BIF California Municipal Money Fund, 0.00% (d)(e)	2,185,012	2,185,012
Total Short-Term Securities (Cost — $2,185,012) — 0.4%		2,185,012
Total Investments (Cost — $676,871,796*) — 114.5%		660,994,274
Other Assets Less Liabilities — 1.0%		5,576,235
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (15.5%)		(89,463,123)

Net Assets — 100.0%		$577,107,386

* As of August 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$587,084,683

Gross unrealized appreciation		$12,129,923
Gross unrealized depreciation		(27,664,779)

Net unrealized depreciation		$(15,534,856)

BLACKROCK CALIFORNIA MUNICIPAL SERIES TRUST	AUGUST 31, 2013	4

Schedule of Investments (continued)	BlackRock California Municipal Bond Fund

Notes to Schedule of Investments

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(c)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire on March 1, 2015 is $9,988,194.

(d)	Investments in issuers considered to be an affiliate of the Fund during the period ended August 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2013	Net Activity	Shares Held at August 31, 2013	Income
BIF California Municipal Money Fund	1,311,039	873,973	2,185,012	—

(e)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

•

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BLACKROCK CALIFORNIA MUNICIPAL SERIES TRUST	AUGUST 31, 2013	5

Schedule of Investments (concluded)	BlackRock California Municipal Bond Fund

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of August 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$658,809,262	—	$658,809,262
Short-Term Securities	$2,185,012	—	—	2,185,012

Total	$2,185,012	$658,809,262	—	$660,994,274

[1] See above Schedule of Investments for values in each sector.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of August 31, 2013, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
Bank overdraft	—	$(476)	—	$(476)
TOB trust certificates	—	(89,444,447)	—	(89,444,447)

Total	—	$(89,444,923)	—	$(89,444,923)

There were no transfers between levels during the period ended August 31, 2013.

.

BLACKROCK CALIFORNIA MUNICIPAL SERIES TRUST	AUGUST 31, 2013	6

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of

BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust

Date: October 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of

BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust

Date: October 25, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of

BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust

Date: October 25, 2013